11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Jan. 31, 2021
Notes
11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

11.SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	2021	2020	2019

Non-cash transactions were as follows:
deferred exploration expense recorded
as accounts payable	$-	$-	$-
as owing to related parties	$-	$-	$-